CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 45,962	$ 44,100
Restricted cash and short-term investments (Note 16)	24,512	21,815
Trade accounts receivable (Note 11)	132	619
Other receivables, prepaid expenses and accrued income (Note 12)	2,292	1,612
Amounts due from related parties (Note 24)	3,076	18,824
Inventories	641	671
Total current assets	76,615	87,641
Long-term assets
Restricted cash (Note 16)	140,262	140,970
Vessels, net (Note 13)	481,882	505,039
Vessels under capital leases, net (Note 14)	371,173	383,695
Deferred charges (Note 15)	5,524	5,516
Other non-current assets (Note 17)	39	13,032
Total assets	1,075,495	1,135,893
Current liabilities
Current portion of long-term debt (Note 20)	49,906	47,390
Current portion of obligations under capital leases (Note 21)	3,240	3,113
Trade accounts payable	333	817
Accrued expenses (Note 18)	8,765	9,575
Amounts due to related parties (Note 24)	0	369
Other current liabilities (Note 19)	66,316	59,545
Total current liabilities	128,560	120,809
Long-term liabilities
Long-term debt (Note 20)	350,668	400,574
Long-term debt due to related parties (Note 20)	222,310	0
Obligations under capital leases (Note 21)	264,840	268,380
Other long-term liabilities (Note 22)	19,153	70,870
Total liabilities	985,531	860,633
Commitments and contingencies
Equity
Owner's and Dropdown Predecessor Equity	0	219,790
Partners' capital:
Common unitholders	30,163	0
Subordinated unitholders	369	0
General partner interest	1,537	0
Total Partners' capital	32,069	0
Accumulated other comprehensive (loss) income	(5,039)	0
Total equity before non-controlling interest	27,030	219,790
Non-controlling interest	62,934	55,470
Total equity	89,964	275,260
Total liabilities and equity	$ 1,075,495	$ 1,135,893